Document And Entity Information	3 Months Ended
	Feb. 28, 2012	Jan. 13, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Chineseinvestors.com, Inc.
Document Type	S-1
Current Fiscal Year End Date	--05-31
Entity Common Stock, Shares Outstanding		4,872,491
Amendment Flag	false
Entity Central Index Key	0001459482
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Feb 28, 2012
Document Fiscal Year Focus	2012

Balance Sheet (USD $)	Nov. 30, 2011	May 31, 2011	May 31, 2010
ASSETS
Cash and cash equivalents [note 2]	$ 82,897	$ 252,302	$ 154,802
Accounts receivable, net [note 2]	7,018	4,560	8,251
Other current assets [note 2]	27,757	27,689	20,061
Total current assets	117,672	284,551	183,114
Property & equipment, net [note 4]	5,086	6,946	6,503
Website development, net [note 5]	63,310	63,158	62,446
Total assets	186,068	354,655	252,063
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable	7,440	7,527	3,761
Deferred revenue [note 2]	191,854	270,577	279,159
Accrued liabilities [note 2]	34,492	51,596	42,979
Current portion of note payable, net discount	66,520
Total current liabilities	300,306	329,700	325,899
Long-term deferred revenue [note 2]	2,162	5,797	8,015
Long-term portion of note payable, net discount	72,399
Total liabilities	374,867	335,497	333,914
Commitments [note 6]
Common stock Authorized 80,000,000 common shares with a par value of $0.001 per share issued and outstanding 39,216,698 (2010 — 33,591,696) common shares	39,080	39,217	33,592
Additional paid-in capital	7,240,952	6,883,867	6,044,834
Foreign currency gain/loss	1,670	1,321	290
Stockholders’ Deficit	(7,470,501)	(6,905,247)	(6,160,567)
Total stockholders’ equity	(188,799)	19,158	(81,851)
Total liabilities and stockholders’ equity	$ 186,068	$ 354,655	$ 252,063

Balance Sheet (Parentheticals) (USD $)	Nov. 30, 2011	May 31, 2011	May 31, 2010
Common stock shares authorized	80,000,000	80,000,000	80,000,000
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock shares issued	33,591,696	39,216,698	33,591,696
Common stock shares outstanding	33,591,696	39,216,698	33,591,696

Statements of Stockholders' Equity (Deficiency) (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Other Additional Capital [Member]	Retained Earnings [Member]	Total
Balance, May 31 at May. 31, 2009	$ 41,943	$ 5,682,910	$ 2,924	$ (5,614,354)	$ 113,424
Balance, May 31 (in Shares) at May. 31, 2009	41,943,157
Common stock issued for cash	5,100	504,900			510,000
Common stock issued for cash (in Shares)	5,100,000
Repurchase & retirement of common shares from majority shareholder	(13,451)	(249,049)			(262,500)
Repurchase & retirement of common shares from majority shareholder (in Shares)	(13,451,461)
Stock based compensation		106,073			106,073
Net income (loss) for the year				(546,213)	(546,213)
Foreign currency translation adjustment			(2,635)		(2,635)
Balance, May 31 at May. 31, 2010	33,592	6,044,834	290	(6,160,567)	(81,851)
Balance, May 31 (in Shares) at May. 31, 2010	33,591,696
Common stock issued for cash	4,375	520,625			525,000
Common stock issued for cash (in Shares)	4,375,002
Stock based compensation		319,658			319,658
Exercise of stock options	1,250	(1,250)
Net income (loss) for the year				(744,680)	(744,680)
Foreign currency translation adjustment			1,031		1,031
Balance, May 31 at May. 31, 2011	$ 39,217	$ 6,883,867	$ 1,321	$ (6,905,247)	$ 19,158
Balance, May 31 (in Shares) at May. 31, 2011	39,216,698

Statements of Operations and (Loss) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011	Nov. 30, 2010	May 31, 2011	May 31, 2010
Subscription revenue	$ 157,882	$ 179,890	$ 333,803	$ 352,090	$ 760,475	$ 834,081
FOREX revenue	9,156	17,740	20,847	44,100	55,822	72,636
Advertising revenue	8,700	8,100	38,680	16,200	28,800	33,100
Total revenue	175,738	205,730	393,330	412,390	845,097	939,817
Cost of services sold	112,943	133,580	292,948	266,780	556,195	531,184
Gross profit	62,795	72,150	100,382	145,610	288,902	408,633
General & administrative expenses	332,235	130,288	585,796	398,028	948,822	734,555
Advertising expenses	39,519	19,450	79,840	39,850	84,760	220,291
Net (loss) for the quarter	$ (308,959)	$ (77,588)	$ (565,254)	$ (292,268)	$ (744,680)	$ (546,213)
Weighted average number of common shares outstanding – basic (reflecting 8 to 1 reverse stock split) (in Shares)	4,872,491	4,198,962	4,865,562	4,086,142	35,236,696	43,308,795
Earnings (loss) per share - basic (in Dollars per share)	$ (0.06)	$ (0.02)	$ (0.12)	$ (0.07)	$ (0.02)	$ (0.01)
Weighted average number of common shares outstanding – diluted (in Shares)	5,056,953	5,012,742	5,021,581	4,172,658	46,294,505	43,395,097
Earnings (loss) per share - diluted (in Dollars per share)	$ (0.06)	$ (0.02)	$ (0.11)	$ (0.07)	$ (0.01)	$ (0.01)

Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	May 31, 2011	May 31, 2010
OPERATING ACTIVITIES
Net (loss) for the year	$ (565,254)	$ (292,268)	$ (744,680)	$ (546,213)
Depreciation and amortization	7,693	7,018	12,499	14,303
Share based compensation	48,000	160,741	319,658	106,073
Other current assets	281	545
Deposits			(6,595)	(3,461)
Accounts receivable	(2,458)	(2,909)	3,691	5,132
Accounts payable	(87)	(2,951)	3,766	105
Other accrued liabilities	(95,595)	27,811	(2,183)	29,266
Net cash (used in) operating activities	(607,420)	(102,013)	(413,844)	(394,795)
INVESTING ACTIVITIES
Purchase of equipment	(5,985)	(6,719)	(13,656)	(12,785)
FINANCING ACTIVITIES
Transaction to retire shares from majority shareholder				(262,500)
Cash used for treasury stock purchase and retirement	(100,000)
Proceeds from private placement	544,000		525,000	510,000
Net cash (provided from) financing actives	444,000		525,000	247,500
Increase (decrease) in cash and cash equivalents	(169,405)	(108,732)	97,500	(160,080)
Cash and cash equivalents, beginning of year	252,302	154,802	154,802	314,882
Cash and cash equivalents, end of year	82,897	46,070	252,302	154,802
Cash paid for interest, net of interest capitalized
Cash paid for US income taxes
Cash paid for China Representative office taxes	$ 21,789	$ 20,068	$ 35,268	$ 31,496

Organization and Nature of Operations:	6 Months Ended	12 Months Ended
	Nov. 30, 2011	May 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Organization and Nature of Operations:

Business Description Chinseinvestors.com, Inc. (the Company) was incorporated on June 15, 1999 in the State of California. The Company is a provider of Chinese language web-based real-time financial information. The Company’s operations had been located in California until September 2002 at which time the operations were relocated to Shanghai, in the People’s Republic of China (PRC).

During May, 2000, the Company entered into an agreement with MAS Financial Corp. (“MASF”) whereby MASF agreed to transfer control of a public shell corporation to the Company and perform certain consulting services for a fee of $30,000.

During June, 2000, the Company completed reorganization with MAS Acquisition LII Corp. (“MASA”) with no operations or significant assets. Pursuant to the terms of the agreement, the Company acquired approximately 96% of the issued and outstanding common shares of MASA in exchange for all of its issued and outstanding common stock. MASA issued 8,200,000 shares of its restricted common stock for all of the issued and outstanding common shares of the Company. This reorganization was accounted for as though it were a recapitalization of the Company and sale by the Company of 319,900 shares of common stock in exchange for the net assets of MASA. In conjunction with the reorganization MASA changed its name to Chineseinvestors.com, Inc.

The Company is now incorporated as a C corporation in the State of Indiana as of June 1, 2004.

Organization and Nature of Operations:

Business Description The Company was incorporated on June 15, 1999 in the State of California. The Company is a provider of Chinese language web-based real-time financial information. The Company’s operations had been located in California until September 2002 at which time the operations were relocated to Shanghai, China.

During May, 2000, the Company entered into an agreement with MAS Financial Corp. (“MASF”) whereby MASF agreed to transfer control of a public shell corporation to the Company and perform certain consulting services for a fee of $30,000.

During June, 2000, the Company completed reorganization with MAS Acquisition LII Corp. (“MASA”) with no operations or significant assets. Pursuant to the terms of the agreement, the Company acquired approximately 96% of the issued and outstanding common shares of MASA in exchange for all of its issued and outstanding common stock. MASA issued 8,200,000 shares of its restricted common stock for all of the issued and outstanding common shares of the Company. This reorganization was accounted for as though it were a recapitalization of the Company and sale by the Company of 319,900 shares of common stock in exchange for the net assets of MASA. In conjunction with the reorganization MASA changed its name to Chineseinvestors.com, Inc.

The Company is now incorporated as a C corporation in the State of Indiana as of June 1, 2004.

1.Liquidity and Capital Resources:	6 Months Ended	12 Months Ended
	Nov. 30, 2011	May 31, 2011
Liquidity Disclosure [Policy Text Block]
1.	Liquidity and Capital Resources:

Cash Flows — Cash flows used in operations for the six month period ended November 30, 2011 and 2010 were $607,420 and $102,013, respectively which was an increase over prior quarters. Increased marketing costs, business line expansion, and higher general and administrative costs due to the cost of developing and marking a new conference initiative promoting its products were the primary reasons for this increase.

Capital Resources — As of November 30, 2011, the Company had cash and cash equivalents of $82,897 as compared to cash and cash equivalents of $252,302 as of May 31, 2010.

Since inception, the Company has primarily relied upon proceeds from private placements of its equity securities to fund its operations. The Company anticipates continuing to rely on sales of our securities in order to continue to fund its business operations. Issuances of additional shares will result in dilution to its existing stockholders. There is no assurance that the Company will be able to complete any additional sales of our equity securities or that it will be able arrange for other financing to fund our planned business activities.

1.	Liquidity and Capital Resources:

Cash Flows — During the year ending May 31, 2010, the Company primarily utilized cash and cash equivalents and proceeds from issuances of its common stock to fund its operations. During the two years ending May 31, 2011 and May 31, 2010, the Company received $1,035,000 of proceeds from the sale of common stock.

Cash flows used in operations for the years ended May 31, 2011 and 2010 were $413,845 and $394,795, respectively which was an increase over prior years. Increased marketing costs and higher general and administrative costs due to expenses related to an attempted reverse merger and the current ongoing process of going public were the primary reasons for this increase.

Capital Resources — As of May 31, 2011, the Company had cash and cash equivalents of $252,302 as compared to cash and cash equivalents of $154,802 as of May 31, 2010.

Since inception, the Company has primarily relied upon proceeds from private placements of its equity securities to fund its operations. The Company anticipates continuing to rely on sales of our securities in order to continue to fund its business operations. Issuances of additional shares will result in dilution to its existing stockholders. There is no assurance that the Company will be able to complete any additional sales of our equity securities or that it will be able arrange for other financing to fund our planned business activities.

2.Critical Accounting Policies and Estimates:	6 Months Ended	12 Months Ended
	Nov. 30, 2011	May 31, 2011
Significant Accounting Policies [Text Block]
2.	Critical Accounting Policies and Estimates:

Basis of Presentation — These accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC for annual financial statements.

Foreign Currency – The Company has operations in the PRC, however the functional and reporting currency is in US dollars.  To come to this conclusion the Company considered the direction of Accounting Standards Codification (“ASC”) section 830-10-55.

Selling Price and Market - As a representative office in PRC the Company is not allowed to sell directly to PRC based customers.  Over 90% of its customers are in the United States and 100% of all sales are paid in US dollars.  This indicates the functional currency is US dollars.

Financing - The Companies financing has been generated exclusively in US dollars from the United States.  This indicates the functional currency is US dollars.

Expenses – The majority of expense are paid in US dollars.  The expenses generated in PRC are paid by a monthly or weekly cash transfer from the US when the expenses are due, resulting in very little foreign currency exposure.  This indicates the functional currency is US dollars.

Numerous Intercompany Transactions – The Company has multiple transactions each month between the US and Chinese representative office.  This indicates the functional currency is US dollars.

Due to the functional and reporting currency both being in US dollars, ASC 830-10-45-17 states that a currency translation is not necessary.

Reclassifications — Certain amounts in the prior year’s financial statements have been reclassified to conform to the current year presentation and to correct prior year errors.

Revenue recognition — Revenue consists of three main sources:

1. Fees from banner advertisement, webpage hosting and maintenance, on-line promotion and translation services, advertising and promotion fees for customers in the Company’s Chinese Investment Guides, sponsorship fees from investment seminars, road shows, and forums.  The sales prices of these services are fixed and determinable at the time the contracts are signed and there are no provisions for refunds contained in the contracts. These revenues are recognized when all significant contractual obligations have been satisfied and collection of the resulting receivable is reasonably assured.

2. Fees from membership subscriptions; these revenues are recognized over the term of the subscription. Subscription terms are generally between 3 and 12 months but can occasionally be as short as 1 month or as long as 24 months. Long term deferred revenues are recognized from subscriptions over 12 months.

3. Fees related to setting up and providing ongoing administrative and translation support for currency trading accounts in association with Forex. These fees are recognized when earned.

Costs of Services Sold — Costs of services sold are the total direct cost of the Company’s operations in Shanghai.

Website Development Costs — The Company accounts for its Development Costs in accordance with ASC 350-50, “Accounting for Website Development Costs.” The Company’s website comprises multiple features and offerings that are currently developed with ongoing refinements. In connection with the development of its products, the Company has incurred external costs for hardware, software, and consulting services, and internal costs for payroll and related expenses of its technology employees directly involved in the development. All hardware costs are capitalized as fixed assets. Purchased software costs are capitalized in accordance with ASC codification 350-50-25 related to accounting for the costs of computer software developed or obtained for internal use. All other costs are reviewed to determine whether they should be capitalized or expensed.

Cash and Cash Equivalents — The Company considers all highly liquid instruments with an original maturity of three months or less to be cash equivalents. At certain times cash in bank may exceed the amount covered by FDIC insurance. At November 30, 2011 and May 31, 2011 there were deposit balances in a US bank of $67,905 and $245,191, respectively. In addition the Company maintains cash balance in The Bank of China, which is a government owned bank. The full balance of the deposits in PRC is secured by the Chinese government. At November 30, 2011 and May 31, 2011 there were deposits of $14,991 and $7,111, respectively, in The Bank of China.

Accounts Receivable and Concentration of Credit Risk — The Company extends unsecured credit to its customers in the ordinary course of business. Accounts receivable related to subscription revenue is recorded at the time the credit card transaction is completed, and when the credit card processing company deposits the cash to the Company account. Revenue related to advertising and Forex are regularly collected within 30 days of the time of services being rendered. However, since these are ongoing contracts there has been no instance of failure to pay. As of November 30, 2011 and May 31, 2011, the Company had accounts receivable of $7,018 and $4,560, respectively.

The Company evaluates the need for an allowance for doubtful accounts on a regular basis. As of November 30, 2011 and 2010, the Company determined that based on historically having no bad debts an allowance was not needed.

The operations of the Company are located in the People’s Republic of China (“PRC”). Accordingly, the Company’s business, financial condition, and results of operations may be influenced by the political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy.

Other Current Assets — Other current assets comprised various deposits in Chinese Renminbi related to building space under an operating lease and are stated at the current exchange rate at the period end and prepaid expenses related to several invoices that were paid prior to the services being completed.

Other current assets were $27,757 and $27,689 at November 30, 2011 and May 31, 2011, respectively.

Property and Equipment — Property and equipment are stated at cost. Depreciation and amortization of property and equipment is provided using the straight-line method over estimated useful lives ranging from three to five years. Leasehold improvements are amortized over the life of the lease. Depreciation and amortization expense was $7,693 and $7,018 for the six months ended November 30, 2011 and 2011, respectively.

Expenditures for major renewals and betterments that extend the useful lives of property and equipment are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred. Gains and losses from retirement or replacement are included in operations.

Impairment of Long-life Assets — In accordance with ASC Topic 360, the Company reviews its long-lived assets, including property, plant and equipment, for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be fully recoverable. If the total of the expected undiscounted future net cash flows is less than the carrying amount of the asset, a loss is recognized for the difference between the fair value and carrying amount of the asset. There was no impairment as of November 30, 2011 and May 31, 2011.

Accrued Liabilities— Accrued liabilities are comprised of the following:

	November 30,	May 31,
	2011	2011
China Employees Salaries and Commissions Accrual	$16,168	$23,479
Representative Office Tax Accrual	5,696	5,249
Other Accruals	12,629	22,873
	$34,492	$51,596

Use of Estimates — The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments — The Company has adopted the provisions of ASC Topic 820, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. ASC 820 does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. The fair value hierarchy distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

•	Level one — Quoted market prices in active markets for identical assets or liabilities;

•	Level two — Inputs other than level one inputs that are either directly or indirectly observable; and

•	Level three — Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

All Company financial instruments are Level one and are carried at market value. Therefore no adjustment is required.

Income Taxes — Income taxes are accounted for under the asset and liability method of ASC 740. Deferred tax assets and liabilities are recognized for net operating loss and other credit carry forwards and the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the tax effect of transactions are expected to be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of operations in the year that includes the enactment date.

Deferred tax assets are reduced by a full valuation allowance since it is more likely than not that the amount will not be realized. Deferred tax assets and liabilities are classified as current or noncurrent based on the classification of the underlying asset or liability giving rise to the temporary difference or the expected date of utilization of the carry forwards.

Advertising Costs — Advertising costs are expensed when incurred. Advertising costs totaled $79,840 and $39,850 in the six months ended November 30, 2011 and 2010, respectively.

Earnings (Loss) Per Share — Earning (loss) per share is computed using the weighted average number of common shares outstanding during the period. The Company has adopted ASC 260 (formerly SFAS128), Earnings Per Share.

Stock Based Compensation — The Company accounts for share-based payments pursuant to ASC 718, “Stock Compensation” and, accordingly, the Company records compensation expense for share-based awards based upon an assessment of the grant date fair value for stock options and restricted stock awards using the Black-Scholes option pricing model.

Stock compensation expense for stock options is recognized over the vesting period of the award or expensed immediately under ASC 718 and EITF 96-18 when options are given for previous service without further recourse. The Company issued stock options to contractors that had been providing services to the Company upon their termination of services. Under ASC 718 and EITF 96-18 these options were recognized as expense in the period issued because they were given as a form of compensation for services already rendered with no recourse.

The following table summarizes share-based compensation expense recorded in selling, general and administrative expenses during each period presented (in thousands):

	Three Months Ended
	November 30,	November 30,
	2011	2010
Stock options	—	2,500,000
Total share-based compensation expense	$—	160,741

Stock option activity was as follows:

	Number of Shares	Weighted Average Exercise Price ($)
Balance at May 31, 2009	4,080,000	0.04
Granted	3,862,500	$0.07
Exercised	(1,250,000)	0.00
Forfeited or expired	—	—
Balance at May 31, 2010	6,692,500	$0.06
Granted	—	$—
Exercised	—	—
Forfeited or expired	(2,500,000)	0.00
Balance at November 30, 2011	4,192,500	$0.06

The following table presents information regarding options outstanding and exercisable as of November 30, 2011:

Weighted average contractual remaining term — options outstanding	2. 44 years
Aggregate intrinsic value — options outstanding	—
Options exercisable	2,125,750
Weighted average exercise price — options exercisable	$ .07
Aggregate intrinsic value — options exercisable	—
Weighted average contractual remaining term — options exercisable	3.09 years

As of November 30, 2011, future compensation costs related to options issued was $0.

The fair value of each option granted is estimated on the date of the grant using the Black-Scholes option pricing model with weighted average assumptions for grants as follows:

Risk-free interest rate	1.44%
Expected life of options	4-5 years
Annualized volatility	90.6%
Dividend rate	0%

Significant Shareholder Stock Repurchase and debt issuance —In the first quarter of 2011 the Company repurchased and retired 5,170,106 shares and 2,500,000 options from a significant shareholder, which completely liquidated his interest in the Company.  The total cost of the transaction to the Company was $250,000.  The initial payment of $100,000 was made in August, 2011 and the other $150,000 is due as a non-interest bearing note payable in two equal installments.  The first payment is due in the fourth quarter of the 2012 fiscal year and the final payment will be due in the fourth quarter of fiscal year 2013.  As there was no stated interest rate, in compliance with ASC 835-30-45-1a the Company calculated the net present value of the future payments and disclosed the future payments net of the discount of $14,948 as a liability on the balance sheet using an imputed interest rate of 8.5%.

The accrued interest expense on the note payable for the quarter ending November 30, 2011 was $2,911, reducing the note discount balance to $11,081 at the balance sheet date.  The Company expects to recognize total interest expense of $9,346 in fiscal year 2012 and $5,603 in fiscal year 2013.

Future cash payments committed to under this purchase agreement are represented on the following chart:

2012	$75,000
2013	$75,000

2.	Critical Accounting Policies and Estimates:

Basis of Presentation — These accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC for annual financial statements.

Foreign Currency – The Company has operations in the Peoples Republic of China, however the functional and reporting currency is in US dollars.  To come to this conclusion the Company considered the direction of Accounting Standards Codification (“ASC”) section 830-10-55.

Selling Price and Market - As a representative office in China the Company is not allowed to sell directly to China based customers.  Over 90% of its customers are in the United States and 100% of all sales are paid in US dollars.  This indicates the functional currency is US dollars.

Financing - The companies financing has been generated exclusively from the United States.  This indicates the functional currency is US dollars.

Expenses – The majority of expense are paid in US dollars.  The expenses generated in China are paid by a monthly or weekly cash transfer from the US when the expenses are due, resulting in very little foreign currency exposure.  This indicates the functional currency is US dollars.

Numerous Intercompany Transactions – The Company has multiple transactions each month between the US and foreign representative office.  This indicates the functional currency is US dollars.

Due to the functional and reporting currency both being in US dollars, ASC 830-10-45-17 states that a currency translation is not necessary.

Reclassifications — Certain amounts in the prior year’s financial statements have been reclassified to conform to the current year presentation and to correct prior year errors.

Revenue recognition — Revenue consists of three main sources:

1. Fees from banner advertisement, webpage hosting and maintenance, on-line promotion and translation services, advertising and promotion fees for customers in the Company’s Chinese Investment Guides, sponsorship fees from investment seminars, road shows, and forums; all of which sales prices are fixed and determinable at the time the contracts are signed and there are no provisions for refunds contained in the contracts. These revenues are recognized when all significant contractual obligations have been satisfied and collection of the resulting receivable is reasonably assured.

2. Fees from membership subscriptions; these revenues are recognized over the term of the subscription. Subscription term is generally between 3 and 12 months but can occasionally be as short as 1 month or as long as 24 months. Long term deferrals are generated from subscriptions over 12 months.

3. Fees related to setting up as well as providing administrative and translation support for currency trading accounts in association with Forex. These are recognized when earned.

Costs of Services Sold — Costs of services sold is recognized as the total direct cost of the Company’s operations in Shanghai.

Website Development Costs — The Company accounts for its Development Costs in accordance with ASC 350-50, “Accounting for Website Development Costs.” The Company’s website comprises multiple features and offerings that are currently developed with ongoing refinements. In connection with the development of its products, the Company has incurred external costs for hardware, software, and consulting services, and internal costs for payroll and related expenses of its technology employees directly involved in the development. All hardware costs are being capitalized in fixed assets. Purchased software costs are capitalized in accordance with ASC codification 350-50-25 related to accounting for the costs of computer software developed or obtained for internal use. All other costs are reviewed for determination of whether capitalization or expense is appropriate.

Cash and Cash Equivalents — The Company considers all highly liquid instruments with an original maturity of three months or less to be cash equivalents. At certain times cash in bank may exceed the amount covered by FDIC insurance. At May 31, 2011 and 2010 there were deposit balances in a US bank of $245,191 and $147,907, respectively. In addition the company maintains cash balance in The Bank of China, which is a government owned Bank. The full balance of the deposits in China is secured by the Chinese government. At May 31, 2011 and 2010 there were deposits of $7,111 and $6,895, respectively, in The Bank of China.

Accounts Receivable and Concentration of Credit Risk — The Company extends unsecured credit to its customers in the ordinary course of business. Accounts receivable related to subscription revenue is recorded at the time the credit card transaction is completed, and is completed when the merchant bank deposits the cash to the Company bank account. Revenue related to advertising and Forex are regularly collected within 30 days of the time of services being rendered. However, since these are ongoing contracts there has been no instance of failure to pay. As of May 31, 2011 and May 31, 2010, the Company had accounts receivable of $4,560 and $8,251, respectively.

The Company evaluates the need for an allowance for doubtful accounts on a regular basis. As of May 31, 2011 and 2010, the Company determined that based on historically having no bad debts an allowance was not needed.

The operations of the Company are located in the People’s Republic of China (“PRC”). Accordingly, the Company’s business, financial condition, and results of operations may be influenced by the political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy.

Other Current Assets — Other current assets is comprised of deposits in Chinese Renminbi on building space under an operating lease and are stated at the current exchange rate at year end.

Other current assets were $27,689 and $20,061 for the years ended May 31, 2011 and May 31, 2010, respectively.

Property and Equipment — Property and equipment are stated at cost. Depreciation and amortization of property and equipment is provided using the straight-line method over estimated useful lives ranging from three to five years. Leasehold improvements are amortized over the life of the lease. Depreciation and amortization expense was $12,499 and $14,303 for the years ended May 31, 2011 and May 31, 2010, respectively.

Expenditures for major renewals and betterments that extend the useful lives of property and equipment are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred. Gains and losses from retirement or replacement are included in operations.

Impairment of Long-life Assets — In accordance with ASC Topic 360, the Company reviews its long-lived assets, including property, plant and equipment, for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be fully recoverable. If the total of the expected undiscounted future net cash flows is less than the carrying amount of the asset, a loss is recognized for the difference between the fair value and carrying amount of the asset. There was no impairment as of May 31, 2011 and May 31, 2010.

Accrued Liabilities and Other Liabilities — Accrued liabilities and other liabilities are comprised of the following:

	May 31	May 31,
	2011	2010
China Employees Salaries and Commissions Accrual	$23,479	$24,186
Representative Office Tax Accrual	5,249	7,568
Other Accruals	22,873	11,225
	$51,596	$42,979

Use of Estimates — The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments — The Company has adopted the provisions of ASC Topic 820, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. ASC 820 does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. The fair value hierarchy distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

•	Level one — Quoted market prices in active markets for identical assets or liabilities;

•	Level two — Inputs other than level one inputs that are either directly or indirectly observable; and

•	Level three — Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

All Company financial instruments are Level one and are carried at market value. Therefore no adjustment is required.

Income Taxes — Income taxes are accounted for under the asset and liability method of ASC 740. Deferred tax assets and liabilities are recognized for net operating loss and other credit carry forwards and the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the tax effect of transactions are expected to be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of operations in the year that includes the enactment date.

Deferred tax assets are reduced by a full valuation allowance since it is more likely than not that the amount will not be realized. Deferred tax assets and liabilities are classified as current or noncurrent based on the classification of the underlying asset or liability giving rise to the temporary difference or the expected date of utilization of the carry forwards.

Advertising Costs — Advertising costs are expensed when incurred. Advertising costs totaled $84,760 and $220,291 in fiscal year 2011 and 2010, respectively.

Earnings (Loss) Per Share — Earning (loss) per share is computed using the weighted average number of common shares outstanding during the period. The Company has adopted ASC 260 (formerly SFAS128), Earnings Per Share.

Newly Adopted Accounting Pronouncements and New Accounting Pronouncements — In April 2010, the FASB issued ASU No. 2010-17, “Revenue Recognition — Milestone Method (ASC Topic 605): Milestone Method of Revenue Recognition” (codified within ASC 605 — Revenue Recognition). ASU 2010-17 provides guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research or development transactions. ASU 2010-17 is effective for interim and annual periods beginning after June 15, 2010. The adoption of ASU 2010-17 is not expected to have any material impact on our financial position, results of operations or cash flows.

On July 1, 2009, the Company adopted Accounting Standards Update (“ASU”) No. 2009-01, “Topic 105 — Generally Accepted Accounting Principles — amendments based on Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards Codification TM and the Hierarchy of Generally Accepted Accounting Principles” (“ASU No. 2009- 01”). ASU No. 2009-01 re-defines authoritative GAAP for nongovernmental entities to be only comprised of the FASB Accounting Standards Codification (“Codification”) and, for SEC registrants, guidance issued by the SEC. The Codification is a reorganization and compilation of all then-existing authoritative GAAP for nongovernmental entities, except for guidance issued by the SEC. The Codification is amended to effect non-SEC changes to authoritative GAAP. Adoption of ASU No. 2009-01 only changed the referencing convention of GAAP in Notes to the Financial Statements.

In May, 2009, the FASB issued SFAS No. 165, “Subsequent Events” (“SFAS 165”) codified in FASB ASC Topic 855-10-05, which provides guidance to establish general standards of accounting for, and disclosures of, events that occur after the balance sheet date but before financial statements are issued, or are available, to be issued. SFAS 165 also requires entities to disclose the date through which subsequent events were evaluated as well as the rationale for why that date was selected. SFAS 165 is effective for interim and annual periods ending after June 15, 2009, and accordingly, the Company adopted this pronouncement during the second quarter of 2009. SFAS 165 requires that public entities evaluate subsequent events through the date that the financial statements are issued. The Company has evaluated subsequent events through the filing date of this document.

In April, 2009, the FASB issued FSP No. SFAS 107-1 and APB 28-1, “Interim Disclosures about Fair Value of Financial Instruments,” which is codified in FASB ASC Topic 825-10-50. This FSP essentially expands the disclosure about fair value of financial instruments that were previously required only annually to also be required for interim period reporting. In addition, the FSP requires certain additional disclosures regarding the methods and significant assumptions used to estimate the fair value of financial instruments. These additional disclosures are required beginning with the quarter ending June 30, 2009.

In April, 2009, the FASB issued FSP No. FAS 115-2 and FAS 124-2, “Recognition and Presentation of Other-Than Temporary Impairments,” which is codified in FASB ASC Topic 320-10. This FSP modifies the requirements for recognizing other-than-temporarily impaired debt securities and changes the existing impairment model for such securities. The FSP also requires additional disclosures for both annual and interim periods with respect to both debt and equity securities. Under the FSP, impairment of debt securities will be considered other-than-temporary if an entity (1) intends to sell the security, (2) more likely than not will be required to sell the security before recovering its cost, or (3) does not expect to recover the security’s entire amortized cost basis (even if the entity does not intend to sell). The FSP further indicates that, depending on which of the above factor(s) causes the impairment to be considered other-than-temporary, (1) the entire shortfall of the security’s fair value versus its amortized cost basis or (2) only the credit loss portion would be recognized in earnings while the remaining shortfall (if any) would be recorded in other comprehensive income. FSP 115-2 requires entities to initially apply the provisions of the standard to previously other-than-temporarily impaired debt securities existing as of the date of initial adoption by making a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The cumulative-effect adjustment potentially reclassifies the noncredit portion of a previously other-than-temporarily impaired debt security held as of the date of initial adoption from retained earnings to accumulate other comprehensive income. The Company adopted FSP No. SFAS 115-2 and SFAS 124-2 beginning April 1, 2009. This FSP had no material impact on the Company’s financial position, results of operations or cash flows.

In April, 2009, the Financial Accounting Standards Board (“FASB”) issued FSP No. SFAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP No. SFAS 157-4”). FSP No. SFAS 157-4, which is codified in FASB ASC Topics 820-10-35-51 and 820-10-50-2, provides additional guidance for estimating fair value and emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same. The Company adopted FSP No. SFAS 157-4 beginning April 1, 2009. This FSP had no material impact on the Company’s financial position, results of operations or cash flows.

Stock Based Compensation — The Company accounts for share-based payments pursuant to ASC 718, “Stock Compensation” and, accordingly, the Company records compensation expense for share-based awards based upon an assessment of the grant date fair value for stock options and restricted stock awards using the Black-Scholes option pricing model.

Stock compensation expense for stock options is recognized over the vesting period of the award or expensed immediately under ASC 718 and EITF 96-18 when options are given for previous service without further recourse. The Company issued stock options to contractors that had been providing services to the Company upon their termination of services. Under ASC 718 and EITF 96-18 these options were recognized as expense in the period issued because they were given as a form of compensation for services already rendered with no recourse.

The following table summarizes share-based compensation expense recorded in selling, general and administrative expenses during each period presented (in thousands):

	Twelve Months Ended
	May 31,	May 31,
	2011	2010
Stock options	3,862,500	1,580,000
Total share-based compensation expense	$319,658	106,073

Stock option activity was as follows:

	Number of Shares	Weighted Average Exercise Price ($)
Balance at May 31, 2009	—	—
Granted	4,080,000	.04
Exercised	—	—
Forfeited or expired	—	—
Balance at May 31, 2010	4,080,000	.04
Granted	3,862,500	$.07
Exercised	(1,250,000)	.00
Forfeited or expired	—	—
Balance at May 31, 2011	6,692,500	$.06

The following table presents information regarding options outstanding and exercisable as of May 31, 2010:

Weighted average contractual remaining term — options outstanding	3.19 years
Aggregate intrinsic value — options outstanding	—
Options exercisable	1,717,625
Weighted average exercise price — options exercisable	$ .07
Aggregate intrinsic value — options exercisable	—
Weighted average contractual remaining term — options exercisable	3.84 years

As of May 31, 2011, future compensation costs related to options issued was $0. During the first quarter of 2011 fiscal year the Company awarded the CEO of the company 2,500,000 resulting in an expense of $160,741 in additional compensation expense being recognized.During the third quarter of the 2011 fiscal year the Company awarded the CEO of the Company 1,250,000 options resulting in an expense of $150,000 in additional compensation expense being recognized.The options awarded in the third quarter were exercised immediately upon being issued.  During the 4th quarter of the 2011 fiscal year the Company awarded Clayton Miller 87,500 and 25,000 stock options resulting in an expense of $8,917.  No future expense will be required to be recognized as all options are expensed immediately under ASC 718.

The fair value of each option granted is estimated on the date of the grant using the Black-Scholes option pricing model with weighted average assumptions for grants as follows:

Risk-free interest rate	1.44%
Expected life of options	4-5 years
Annualized volatility	90.6%
Dividend rate	0%

3.Stockholders' Equity:	6 Months Ended	12 Months Ended
	Nov. 30, 2011	May 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
3.	Stockholders’ Equity:

At May 31, 2011 and 2010, the Company was authorized to issue 80,000,000 shares of common stock, $.001 par value per share.  In addition, 20,000,000 shares of $.001 par value preferred stock were authorized, but none has been issued.  All commons stock shares have full dividend rights.  However, it is not anticipated that the Registrant will be declaring distributions in the foreseeable future.

During the first quarter of 2012 the Company issued 4,533,333 shares of common stock for cash consideration of $544,000.

In October 2011 the Company reinstated a Term Sheet originally signed in August, 2011 with a private capital source describing the provision of a Financing Facility to the Company having a face value of $1.5 million; to be made available in $500,000 tranches in exchange for purchasing the Company's stock under a proposed S1 registration statement at 85% of the lowest daily volume average share price over a five (5) trading day period once the Company calls for the funding.  The agreement would remain in force for 24 months from the date of contemplated execution.

When the final facility was approved and executed, the Company paid a document preparation fee to the funding source of $10,000 and paid them 50,000 restricted shares of the Company's stock in consideration of the Facility's creation and funds availability.  When the shares were issued the most recent shares sold at the market rate of $.96, resulting in a non-cash expense of $48,000 being recognized in the current quarter.  These shares are restricted in that they cannot be sold for six months.  In addition, if The Company does not use the capital raise or the funding source is unable to generate the agreed upon capital, the shares are to be returned to the Company.  However, in consideration of the accounting principal of “more likely than not” as explained in accounting standards codification 350-25-35-30 and 740-10-25-6 the Company recognized the expenses in the current quarter.

On September 8, 2010, in the second quarter of FY 2012 the Company reverse split its shares at a rate of 8 to 1 resulting in total shares outstanding changing from 38,579,925 to 4,822,491.

3.	Stockholders’ Equity:

At May 31, 2011 and 2010, the Company’s $.001 par value common stock authorized were 80,000,000 shares. In addition, 20,000,000 shares of $.001 par value preferred stock were authorized, but none has been issued.  All commons stock shares have full dividend rights.  However, it is not anticipated that the Registrant will be declaring distributions in the foreseeable future.

During the year ended May 31, 2011 and 2010 the Company issued 4,375,000 and 5,100,000 shares of common stock for cash consideration aggregating $1,035,000.

During the year ended May 31, 2010 the Company completed a transaction to repurchase approximately 75% of the common stock shares owned by the Company’s majority shareholder (“the shareholder”). The Company purchased a note receivable for $112,500 that was due from the shareholder. They then reached an agreement with the shareholder to purchase 13,451,461 of his common shares in exchange for forgiving the note, $150,000 cash, and 2,500,000 in stock options, exercisable at $.005, valued at $240,512 under Black-Scholes. Upon completion of the purchase the Company retired the 13,451,461 shares and the transaction costs are included in additional paid in capital.  It should also be noted herein that in the Subsequent Events Section there is note of a further repurchase made by the Company that retires all of the Leon J. “Sabean” interests in the company and returns his outstanding stock to treasury as well as voids the option agreement as noted herein.

The Note receivable was purchased for $112,500 in cash and was booked at the fair market value and purchase price of $112,500 and then written off to APIC as part of the retirement of the shares from the majority shareholder which was done at the same time. Additionally, $150,000 was paid in cash to the majority shareholder for the retirement of the note and he was given stock options with a Black-Scholes valuation of $240,512. To retire these shares forgiveness of a note worth 112,500 was given in addition to $150,000 in cash and $240,512 worth of stock options given to the majority shareholder. This totals approximately 503,000 in consideration given to retire 13,451,461 shares. This yields an effective stock price being retired of approximately 4 cents a share. Since this is well below the deemed market price of 10 cents a share remaining in APIC and no gain/loss is recognized on this since the stock price permits this value and this is a related party transaction. The note receivable being forgiven is also treated as part of this transaction since this note was purchased with the intention of using it to retire these shares and this note was purchased after negotiations with the shareholder had already begun and was purchased with this transaction in mind. Consequently, the note is considered to be part of this transaction and is accounted for as part of this transaction.

The following table summarizes shares issued in association with the repurchase of company shares from a majority shareholder. The Company records stock option awards based upon an assessment of the grant date fair value for stock options using the Black-Scholes option pricing model. The transaction was recorded in and additional paid in capital as a stock repurchase and did not impact income or expenses:

Twelve Months Ended
May 31, 2010
Stock options	2,500,000
Total share-based equity transaction	$240,512

4.Property and Equipment:	6 Months Ended	12 Months Ended
	Nov. 30, 2011	May 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
4.	Property and Equipment:

Property and equipment are recorded at cost, net of accumulated depreciation and are comprised of the following:

	November 30,	May 31,
	2011	2011
Furniture & removed extra fixtures	$29,902	$27,967
Leasehold improvements	9,540	9,540
	39,442	37,507
Less: accumulated depreciation	(34,356)	(30,561)
	$5,086	$6,946

Depreciation on equipment is provided on a straight line basis over its expected useful lives at the following annual rates

Computer equipment	3 years
Furniture & fixtures	3 years
Leasehold improvements	Term of the lease

Depreciation expense for the six months ended November 30, 2011 and 2010 was $3,795 and $3,377 respectively.

4.	Property and Equipment:

Property and equipment are recorded at cost, net of accumulated depreciation and are comprised of the following:

	May 31	May 31,
	2011	2010
Furniture & Fixtures	$27,967	$22,415
Leasehold Improvements	9,540	9,540
	37,507	31,955
Less: Accumulated Depreciation	30,561	25,452
	$6,946	$6,503

Depreciation on equipment is provided on a straight line basis over its expected useful lives at the following annual rates

Computer equipment	3 years
Furniture & Fixtures	3 years
Leasehold Improvements	Term of the lease

Depreciation expense for 2011 and 2010 was $5,110 and $7,262 respectively.

5.Intangible Assets:	6 Months Ended	12 Months Ended
	Nov. 30, 2011	May 31, 2011
Intangible Assets Disclosure [Text Block]
5.	Intangible Assets:

Intangible assets are comprised of the following:

	November 30,	May 31,
	2011	2010
Website development costs	$115,743	$113,718
Less: accumulated amortization	(52,433)	(50,560)
	$63,310	$63,158

Amortization is calculated over a straight-line basis using the economic life of the asset. Amortization expense for the six months ended November 30, 2011 and 2010 was $3,898 and $3,641 respectively.

5.	Intangible Assets:

Intangible assets are comprised of the following:

	May 31,	May 31,
	2010	2010
Website Development costs	$113,718	$105,616
Less: Accumulated Amortization	50,560	43,170
	$63,158	$62,446

Amortization is calculated over a straight-line basis using the economic life of the asset. Amortization expense for 2011 and 2010 was $7,389 and $7,041 respectively.

6.Commitments and Concentrations:	6 Months Ended	12 Months Ended
	Nov. 30, 2011	May 31, 2011
Commitments and Contingencies Disclosure [Text Block]
6.	Commitments and Concentrations:

The Company reimburses its Chief Executive Officer (CEO) for an apartment pursuant to a month-to-month lease for the use of the CEO and his family in PRC for a monthly expense of approximately $900. This lease could be terminated at any time with no additional payments required.

Office Lease — During the first quarter of 2010 the Company renewed their office lease in Shanghai for an additional two years ending September 30, 2013 resulting in the following additional future commitments, based on the exchange rate at November 30, 2011.

2012	$63,109
2013	$21,175

Concentrations — During the periods ending November 30, 2011 and 2010; all of the Company’s revenue was derived from its operations in PRC.

Litigation — The Company is involved in legal proceedings from time to time in the ordinary course of its business. As of the date of this filing, the Company is not a party to any lawsuit or proceedings which, individually or in the aggregate, in the opinion of management, is reasonably likely to have a material adverse effect on the financial condition, results of operation or cash flow of the Company.

6.	Commitments and Concentrations:

The Company reimburses the CEO for an apartment pursuant to a month-to-month lease for the use of the CEO and his family in Shanghai, China for a monthly expense of approximately $900. This lease could be terminated at any time with no additional payments required.

New Office Lease — During the first quarter of 2011 fiscal year the Company renewed their office lease in Shanghai for an additional two years ending September 30, 2013 resulting in the following additional future commitments, based on the exchange rate at May 31, 2011.

2012	$63,109
2013	$21,175

Concentrations — During the years ended May 31, 2011 and 2010; all of the Company’s revenue was derived from its operations in China.

Litigation — The Company is involved in legal proceedings from time to time in the ordinary course of its business. As of the date of this filing, the Company is not a party to any lawsuit or proceedings which, individually or in the aggregate, in the opinion of management, is reasonably likely to have a material adverse effect on the financial condition, results of operation or cash flow of the Company.

7.Subsequent Events:	6 Months Ended	12 Months Ended
	Nov. 30, 2011	May 31, 2011
Subsequent Events [Text Block]
7.	Subsequent Events:

Trading status - The Company finalized the process of becoming a publicly traded entity on the OTC Markets and received the trading symbol of CIIX December 7, 2011.  The Company’s common stock shares are currently being actively traded.

New product line – In December of 2011, the Company started working with another company marketing and offering back-office support for Chinese customers for a company that trades binary options.

Private Placement – During the second quarter of 2012, the Company started the process of opening a private placement of up to $1,000,000 of its preferred stock at $1.00 per share.  In February, the Company decided to increase the capital raise to $1,500,000.  As of February 7, 2012, the Company had not finalized the sale of any shares through the private placement.

Exercise of warrants –In the third quarter the Company has several requests to redeem outstanding stock warrants.  As of February 7, 2012, the Company had not completed any option awards or issued the common stock shares.

7.	Subsequent Events:

Trading status - The Company finalized the process of becoming a publicly traded entity on the OTC Markets and received the trading symbol of CIIX December 7, 2011.  The Company’s common stock shares are currently being actively traded.

New product line – In December of 2011, the Company started working with another company marketing and offering back-office support for Chinese customers for a company that trades binary options.

Private Placement – During the second quarter of 2012, the Company started the process of opening a private placement of up to $1,000,000 of its preferred stock at $1.00 per share.  In February, the Company decided to increase the capital raise to $1,500,000.  As of February 7, 2012, the Company had not finalized the sale of any shares through the private placement.

Exercise of warrants –In the third quarter the Company has several requests to redeem outstanding stock warrants.  As of February 7, 2012, the Company had not completed any option awards or issued the common stock shares.